FEDERATED GOVERNMENT TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  June 30, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED GOVERNMENT TRUST (the "Trust")
          Automated Government Cash Reserves
          Automated Treasury Cash Reserves
          U.S. Treasury Cash Reserves
           Institutional Shares
           Institutional Service Shares
         1933 Act File No. 33-32755
         1940 ACT FILE NO. 811-5981

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated June 30, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 18 on June 25, 1998.


      If you have any questions regarding this certification, please call me at
(412) 288-8515.

                                          Very truly yours,



                                          /s/ Matthew S. Hardin
                                          Matthew S. Hardin
                                          Assistant Secretary